Fair Value Measurements	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements
(15)   Fair Value Measurements
The Company uses fair value measurements to record fair value adjustments to certain financial and nonfinancial assets and liabilities. The FASB ASC Topic 820, Fair Value Measurement, defines fair value, establishes a framework for the measurement of fair value, and enhances disclosures about fair value measurements. The standard applies whenever other standards require (permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. In this standard, FASB clarified the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, the standard establishes a fair value hierarchy that prioritizes the information used to develop those assumptions. As of December 31, 2015 and 2014 there were no transfers into or out of Levels 1-3.
The fair value hierarchy is as follows:
Level 1 – Inputs are unadjusted quoted prices for identical assets or liabilities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These might include quoted prices for similar assets and liabilities in active markets, such as interest rates and yield curves that are observable at commonly quoted intervals.
Level 3 – Inputs are unobservable inputs for the asset or liability and significant to the fair value. These may be internally developed using the Company’s best information and assumptions that a market participant would consider.
ASC Topic 820 also provides guidance on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and on identifying circumstances when a transaction may not be considered orderly.
The Company is required to disclose assets and liabilities measured at fair value on a recurring basis separate from those measured at fair value on a nonrecurring basis. Nonfinancial assets measured at fair value on a nonrecurring basis would include foreclosed real estate, long-lived assets, and core deposit intangible assets, which are reviewed when circumstances or other events indicate that impairment may have occurred.
Valuation methods for instruments measured at fair value on a recurring basis
Following is a description of the Company’s valuation methodologies used for assets and liabilities recorded at fair value on a recurring basis:
Available-for-sale securities
The fair value measurements of the Company’s investment securities are determined by a third party pricing service which considers observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the bond’s terms and conditions, among other things. The fair value measurements are subject to independent verification to another pricing source by management each quarter for reasonableness. Securities classified as available-for-sale are reported at fair value utilizing Level 2 inputs.
Mortgage servicing rights
The fair value of mortgage servicing rights is based on the discounted value of estimated future cash flows utilizing contractual cash flows, servicing rate, constant prepayment rate, servicing cost, and discount rate factors. Accordingly, the fair value is estimated based on a valuation model that calculates the present value of estimated future net servicing income. The model incorporates assumptions that market participants use in estimating future net servicing income, including estimates of prepayment speeds, market discount rates, cost to service, float earnings rates, and other ancillary income, including late fees. The valuation models estimate the present value of estimated future net servicing income. The Company classifies its servicing rights as Level 3.
		Fair Value Measurements
(in thousands)	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2016
Assets:
U.S. government and federal agency obligations	$13,364	$0	13,364	$0
Government sponsored enterprises	32,459	0	32,459	0
Obligations of states and political subdivisions	42,032	0	42,032	0
Mortgage-backed securities	126,657	0	126,657	0
Mortgage servicing rights	2,584	0	0	2,584
Total	$217,096	$0	$214,512	$2,584

		Fair Value Measurements
(in thousands)	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2015
Assets:
Government sponsored enterprises	$73,497	$0	73,497	$0
Obligations of states and political subdivisions	32,706	0	32,706	0
Mortgage-backed securities	128,851	0	128,851	0
Mortgage servicing rights	2,847	0	0	2,847
Total	$237,901	$0	$235,054	$2,847

The changes in Level 3 assets and liabilities measured at fair value on a recurring basis are summarized as follows:
(in thousands)	Fair Value Measurements Using Significant Unobservable Inputs (Level 3) Mortgage Servicing Rights
Balance at December 31, 2014	$2,762
Total gains or losses (realized/unrealized):
Included in earnings	(301)
Included in other comprehensive income	0
Purchases	0
Sales	0
Issues	386
Settlements	0
Balance at December 31, 2015	$2,847
Total gains or losses (realized/unrealized):
Included in earnings	(529)
Included in other comprehensive income	0
Purchases	0
Sales	0
Issues	266
Settlements	0
Balance at December 31, 2016	$2,584

The change in valuation of mortgage servicing rights arising from inputs and assumptions increased $108,000 and $372,000 for the years ended December 31, 2016 and 2015, respectively.
	Quantitative Information about Level 3 Fair Value Measurements
	Valuation Technique	Unobservable Inputs	Input Value
			2016	2015
Mortgage servicing rights	Discounted cash flows	Weighted-Average Constant Prepayment Rate	10.68%	9.58%
		Weighted-Average Note Rate	3.85%	3.92%
		Weighted-Average Discount Rate	9.69%	9.16%
		Weighted-Average Expected Life (in years)	5.60	5.90
Valuation methods for instruments measured at fair value on a nonrecurring basis
Following is a description of the Company’s valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis:
Impaired Loans
The Company does not record loans at fair value on a recurring basis other than loans that are considered impaired. The net carrying value of impaired loans is generally based on fair values of the underlying collateral obtained through independent appraisals or internal evaluations, or by discounting the total expected future cash flows. Once the fair value of the collateral has been determined and any impairment amount calculated, a specific reserve allocation is made. Because many of these inputs are not observable, the measurements are classified as Level 3. As of December 31, 2016, the Company identified $7.0 million in impaired loans that had specific allowances for losses aggregating $1.1million. Related to these loans, there was $1.0 million in charge-offs recorded during the year ended December 31, 2016. As of December 31, 2015, the Company identified $5.7 million in impaired loans that had specific allowances for losses aggregating $1.5 million. Related to these loans, there was $1.9 million in charge-offs recorded during the year ended December 31, 2015.
Other Real Estate Owned and Repossessed Assets
Other real estate owned and repossessed assets consisted of loan collateral that has been repossessed through foreclosure. This collateral comprises of commercial and residential real estate and other non-real estate property, including autos, manufactured homes, and construction equipment. Other real estate owned assets are recorded as held for sale initially at the lower of the loan balance or fair value of the collateral less estimated selling costs. The Company relies on external appraisals and assessment of property values by internal staff. In the case of non-real estate collateral, reliance is placed on a variety of sources, including external estimates of value and judgment based on experience and expertise of internal specialists. Subsequent to foreclosure, valuations are updated periodically, and the assets may be written down to reflect a new cost basis. Because many of these inputs are not observable, the measurements are classified as Level 3.
	Fair Value Measurements Using
(in thousands)	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses) *
December 31, 2016
Assets:
Impaired loans:
Commercial, financial, & agricultural	$584	$0	$0	$584	$(421)
Real estate construction - residential	0	0	0	0	0
Real estate construction - commercial	42	0	0	42	0
Real estate mortgage - residential	3,602	0	0	3,602	(316)
Real estate mortgage - commercial	1,641	0	0	1,641	(257)
Consumer	81	0	0	81	(35)
Total	$5,950	$0	$0	$5,950	$(1,029)
Other real estate owned and repossessed assets	$14,162	$0	$0	$14,162	$25

December 31, 2015
Assets:
Impaired loans:
Commercial, financial, & agricultural	$272	$0	$0	$272	$(920)
Real estate construction - residential	0	0	0	0	0
Real estate construction - commercial	87	0	0	87	(10)
Real estate mortgage - residential	3,336	0	0	3,336	(567)
Real estate mortgage - commercial	369	0	0	369	(322)
Consumer	125	0	0	125	(66)
Total	$4,189	$0	$0	$4,189	$(1,885)
Other real estate owned and repossessed assets	$15,992	$0	$0	$15,992	$118
*     Total gains (losses) reported for other real estate owned and repossessed assets includes charge-offs, valuation write-downs, and net losses taken during the periods reported.